Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
September 30, 2021

Dates Covered
Collections Period	09/01/21 - 09/30/21
Interest Accrual Period	09/15/21 - 10/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/21	148,559,994.25	13,776
Yield Supplement Overcollateralization Amount 08/31/21	5,192,916.53	0
Receivables Balance 08/31/21	153,752,910.78	13,776
Principal Payments	9,462,587.44	371
Defaulted Receivables	59,857.44	6
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/21	4,710,925.26	0
Pool Balance at 09/30/21	139,519,540.64	13,399

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.37%
Prepayment ABS Speed	1.21%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	1,407,700.47	90
Past Due 61-90 days	331,318.25	22
Past Due 91-120 days	12,994.19	1
Past Due 121+ days	0.00	0
Total	1,752,012.91	113

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.21%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.24%
Delinquency Trigger Occurred	NO

Recoveries	124,690.15
Aggregate Net Losses/(Gains) - September 2021	(64,832.71)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.51%
Prior Net Losses Ratio	-0.22%
Second Prior Net Losses Ratio	-0.31%
Third Prior Net Losses Ratio	-0.50%
Four Month Average	-0.39%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.98%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average Contract Rate	3.03%
Weighted Average Contract Rate, Yield Adjusted	6.09%
Weighted Average Remaining Term	26.85

Flow of Funds	$ Amount
Collections	9,973,417.57
Investment Earnings on Cash Accounts	51.16
Servicing Fee	(128,127.43)
Transfer to Collection Account	0.00
Available Funds	9,845,341.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	286,681.68
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	869,034.72
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	453,432.34

Total Distributions of Available Funds	9,845,341.30

Servicing Fee	128,127.43
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 09/15/21	140,388,575.36
Principal Paid	9,040,453.61
Note Balance @ 10/15/21	131,348,121.75

Class A-1
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-2
Note Balance @ 09/15/21	0.00
Principal Paid	0.00
Note Balance @ 10/15/21	0.00
Note Factor @ 10/15/21	0.0000000%

Class A-3
Note Balance @ 09/15/21	44,148,575.36
Principal Paid	9,040,453.61
Note Balance @ 10/15/21	35,108,121.75
Note Factor @ 10/15/21	12.8695461%

Class A-4
Note Balance @ 09/15/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	71,720,000.00
Note Factor @ 10/15/21	100.0000000%

Class B
Note Balance @ 09/15/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 10/15/21	24,520,000.00
Note Factor @ 10/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	351,455.35
Total Principal Paid	9,040,453.61
Total Paid	9,391,908.96

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	105,588.68
Principal Paid	9,040,453.61
Total Paid to A-3 Holders	9,146,042.29

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.4377651
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.2605919
Total Distribution Amount	11.6983570

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.3870553
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.1394927
Total A-3 Distribution Amount	33.5265480

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	96.13
Noteholders' Principal Distributable Amount	903.87

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/21	2,042,854.72
Investment Earnings	43.82
Investment Earnings Paid	(43.82)
Deposit/(Withdrawal)	-
Balance as of 10/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$572,583.60	$296,238.18	$583,067.02
Number of Extensions	37	20	38
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.18%	0.34%